Schedule of Investments (unaudited) June 30, 2019	iShares® Global Consumer Discretionary ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.3%
Aristocrat Leisure Ltd.	34,599	$745,877
Tabcorp Holdings Ltd.	114,507	357,581
Wesfarmers Ltd.	65,077	1,651,347

		2,754,805

Brazil — 0.1%
Kroton Educacional SA, ADR	87,047	243,732

Canada — 1.5%
Canadian Tire Corp. Ltd., Class A, NVS	3,638	397,222
Dollarama Inc.	16,010	564,439
Gildan Activewear Inc.	11,093	430,223
Magna International Inc.	16,791	837,269
Restaurant Brands International Inc.	13,645	950,947

		3,180,100

China — 0.9%
Meituan Dianping, Class B(a)	223,400	1,958,771

Denmark — 0.1%
Pandora A/S	5,291	188,503

Finland — 0.1%
Nokian Renkaat OYJ(a)	7,289	227,938

France — 7.2%
Accor SA	9,727	418,161
Cie. Generale des Etablissements Michelin SCA	9,853	1,251,658
EssilorLuxottica SA	13,949	1,822,818
Hermes International	1,910	1,379,454
Kering SA	3,963	2,347,246
LVMH Moet Hennessy Louis Vuitton SE	14,473	6,169,159
Peugeot SA	30,340	748,725
Renault SA	11,285	710,552
Sodexo SA	4,662	545,774
Valeo SA(b)	13,283	432,623

		15,826,170

Germany — 3.9%
adidas AG	9,330	2,884,690
Bayerische Motoren Werke AG	17,828	1,321,492
Continental AG	6,115	892,894
Daimler AG, Registered	54,201	3,019,852
TUI AG(b)	23,983	235,761
Volkswagen AG	1,819	313,104

		8,667,793

Hong Kong — 0.7%
Galaxy Entertainment Group Ltd.	137,000	923,270
Sands China Ltd.	148,400	709,471

		1,632,741

Ireland — 0.1%
Flutter Entertainment PLC	4,263	321,090

Italy — 1.1%
Ferrari NV	6,684	1,086,957
Fiat Chrysler Automobiles NV	59,208	827,048
Moncler SpA	9,260	396,503

		2,310,508

Japan — 14.5%
Aisin Seiki Co. Ltd.	10,600	365,008
Bandai Namco Holdings Inc.	11,800	572,805
Bridgestone Corp.	33,300	1,311,106

Security	Shares	Value

Japan (continued)
Denso Corp.	28,400	$1,194,888
Fast Retailing Co. Ltd.	3,700	2,236,690
Honda Motor Co. Ltd.	96,243	2,487,811
Isuzu Motors Ltd.	33,300	379,238
Koito Manufacturing Co. Ltd.	7,400	394,932
Mazda Motor Corp.	31,900	332,946
Nikon Corp.	18,500	261,686
Nissan Motor Co. Ltd.	124,300	890,198
Nitori Holdings Co. Ltd.	4,700	622,944
Oriental Land Co. Ltd./Japan	12,000	1,485,799
Pan Pacific International Holdings Corp.	7,400	469,798
Panasonic Corp.	122,200	1,018,069
Rakuten Inc.	48,100	571,450
Ryohin Keikaku Co. Ltd.	1,400	252,868
Sekisui House Ltd.	30,800	507,568
Shimano Inc.	4,500	669,528
Sony Corp.	67,700	3,549,003
Subaru Corp.	33,988	826,198
Sumitomo Electric Industries Ltd.	44,400	582,920
Suzuki Motor Corp.	24,000	1,128,049
Toyota Industries Corp.	11,500	632,959
Toyota Motor Corp.	142,700	8,858,155
Yamaha Motor Co. Ltd.	16,713	297,061

		31,899,677

South Korea — 0.2%
Hyundai Motor Co., GDR	7,549	457,654

Spain — 0.8%
Industria de Diseno Textil SA	57,202	1,722,997

Sweden — 0.5%
Electrolux AB, Series B	14,541	371,902
Hennes & Mauritz AB, Class B	44,067	785,380

		1,157,282

Switzerland — 1.4%
Cie. Financiere Richemont SA, Registered	27,900	2,370,498
Swatch Group AG (The), Bearer	1,716	491,920
Swatch Group AG (The), Registered	3,553	192,591

		3,055,009

United Kingdom — 4.2%
Aptiv PLC	14,431	1,166,458
Barratt Developments PLC	53,576	390,434
Berkeley Group Holdings PLC	7,718	366,485
Burberry Group PLC	21,980	520,875
Capri Holdings Ltd.(a)	8,133	282,052
Carnival PLC	10,628	470,579
Compass Group PLC	85,102	2,043,797
GVC Holdings PLC	30,340	251,684
InterContinental Hotels Group PLC	9,990	657,582
Kingfisher PLC	114,034	311,887
Marks & Spencer Group PLC	106,328	285,127
Next PLC	7,289	512,631
Ocado Group PLC(a)	35,764	531,182
Persimmon PLC	17,001	432,094
Taylor Wimpey PLC	176,185	353,724
Whitbread PLC	9,623	566,923

		9,143,514

United States — 59.8%
Advance Auto Parts Inc.	3,887	599,142
Amazon.com Inc.(a)	21,597	40,896,727

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Global Consumer Discretionary ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
AutoZone Inc.(a)	1,308	$1,438,107
Best Buy Co. Inc.	12,477	870,021
Booking Holdings Inc.(a)	2,358	4,420,566
BorgWarner Inc.	11,844	497,211
CarMax Inc.(a)	8,843	767,838
Carnival Corp.	22,037	1,025,822
Chipotle Mexican Grill Inc.(a)	1,302	954,210
Darden Restaurants Inc.	6,513	792,828
Dollar General Corp.	13,980	1,889,537
Dollar Tree Inc.(a)	12,770	1,371,370
DR Horton Inc.	18,467	796,482
eBay Inc.	47,514	1,876,803
Expedia Group Inc.	7,475	994,399
Foot Locker Inc.	6,127	256,844
Ford Motor Co.	210,086	2,149,180
Gap Inc. (The)	11,344	203,852
Garmin Ltd.	6,586	525,563
General Motors Co.	71,188	2,742,874
Genuine Parts Co.	8,066	835,476
H&R Block Inc.	10,482	307,123
Hanesbrands Inc.	19,301	332,363
Harley-Davidson Inc.	9,023	323,294
Hasbro Inc.	6,218	657,118
Hilton Worldwide Holdings Inc.	15,694	1,533,932
Home Depot Inc. (The)	57,880	12,037,304
Kohl’s Corp.	8,702	413,780
L Brands Inc.	11,963	312,234
Leggett & Platt Inc.	7,141	274,000
Lennar Corp., Class A	15,364	744,539
LKQ Corp.(a)	17,729	471,769
Lowe’s Companies Inc.	41,976	4,235,798
Macy’s Inc.	16,732	359,069
Marriott International Inc./MD, Class A	14,934	2,095,091
McDonald’s Corp.	40,961	8,505,961
MGM Resorts International	27,361	781,704
Mohawk Industries Inc.(a)	3,296	486,061
Newell Brands Inc.	20,698	319,163
NIKE Inc., Class B	67,586	5,673,845
Nordstrom Inc.	5,891	187,687
Norwegian Cruise Line Holdings Ltd.(a)	11,581	621,089
O’Reilly Automotive Inc.(a)	4,207	1,553,729
PulteGroup Inc.	13,579	429,368
PVH Corp.	4,107	388,687
Ralph Lauren Corp.	2,850	323,732
Ross Stores Inc.	19,721	1,954,746
Royal Caribbean Cruises Ltd.	9,321	1,129,798
Starbucks Corp.	64,894	5,440,064
Tapestry Inc.	15,339	486,707
Target Corp.	27,507	2,382,381
Tiffany & Co.	5,847	547,513
TJX Companies Inc. (The)	64,989	3,436,618

Security	Shares	Value

United States (continued)
Tractor Supply Co.	6,513	$708,614
Ulta Salon Cosmetics & Fragrance Inc.(a)	2,997	1,039,629
Under Armour Inc., Class A(a)	10,342	262,170
Under Armour Inc., Class C, NVS(a)(b)	10,087	223,931
VF Corp.	17,615	1,538,670
Whirlpool Corp.	3,367	479,326
Wynn Resorts Ltd.	5,291	656,031
Yum! Brands Inc.	16,379	1,812,664

		131,372,154

Total Common Stocks — 98.4% (Cost: $224,628,656)		216,120,438

Preferred Stocks

Germany — 1.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	2,963	184,235
Porsche Automobil Holding SE, Preference Shares, NVS	8,325	541,717
Volkswagen AG, Preference Shares, NVS	9,805	1,655,015

		2,380,967

South Korea — 0.2%
Hyundai Motor Co., Preference Shares, GDR, NVS(b)(c)	15,023	516,791

Total Preferred Stocks — 1.3% (Cost: $4,080,877)		2,897,758

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(d)(e)(f)	949,123	949,598
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(d)(e)	372,477	372,477

		1,322,075

Total Short-Term Investments — 0.6% (Cost: $1,321,960)		1,322,075

Total Investments in Securities — 100.3% (Cost: $230,031,493)		220,340,271

Other Assets, Less Liabilities — (0.3)%		(726,296)

Net Assets — 100.0%		$219,613,975

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Global Consumer Discretionary ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	2,140,835	(1,191,712)	949,123	$949,598	$8,442	(a)	$(50)	$84
BlackRock Cash Funds: Treasury, SL Agency Shares	202,980	169,497	372,477	372,477	1,827		—	—

				$1,322,075	$10,269		$(50)	$84

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$215,662,784	$457,654	$—	$216,120,438
Preferred Stocks	2,897,758	—	—	2,897,758
Money Market Funds	1,322,075	—	—	1,322,075

	$219,882,617	$457,654	$—	$220,340,271

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

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